Basis of Preparation - Disclosure of Impact on Transition to IFRS (Detail) € in Thousands	Jan. 01, 2019 EUR (€)
The impact at transition
Right of use assets – property plant and equipment	€ 5,720
Lease liability	(6,195)
Retained earnings	€ 475